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                             JANUS INVESTMENT FUND

                       SUPPLEMENT DATED FEBRUARY 27, 1996
         TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 18, 1996

The table on page 25 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

                                      Aggregate Compensation           Total Compensation from the
                                   from the Funds for fiscal year     Janus Funds for calendar year
Name of Person, Position              ended October 31, 1995            ended December 31, 1995**
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Thomas H. Bailey, Chairman*                    --                                --
James P. Craig, III, Trustee*+                 --                                --
John W. Shepardson, Trustee                    $39,627                           $55,456
William D. Stewart, Trustee                    $37,018                           $52,617
Gary O. Loo, Trustee                           $37,018                           $49,797
Dennis B. Mullen, Trustee                      $37,018                           $52,617
Martin H. Waldinger, Trustee                   $37,018                           $52,617
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* An interested person of the Funds and of Janus Capital. Compensated by Janus Capital and not the Funds.
** As of December 31, 1995, Janus Funds consisted of two registered investment companies comprised of a total of 26 funds.
+    Mr. Craig became a Trustee as of June 30, 1995.